Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		11 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Apr. 22, 2014	Jun. 30, 2015	Jun. 30, 2014	Nov. 29, 2013	May. 01, 2017	Jan. 15, 2017	Jan. 14, 2017	Feb. 15, 2015	Jul. 31, 2012	Jan. 28, 2011	Nov. 30, 2009
Debt Instrument [Line Items]
Loss on bond extinguishment	$ 0	$ 27,281		$ 0	$ 27,281
Amout used for repayment of debt				30,987
Installments for the year 2015
Debt Instrument [Line Items]
Amout used for repayment of debt				24,117
Installments for the year 2016
Debt Instrument [Line Items]
Amout used for repayment of debt				$ 6,870
2019 Notes
Debt Instrument [Line Items]
Face amount at issuance date												$ 350,000
Issuance date/Date of agreement				Jan. 28, 2011
Fixed interest rate												8.125%
Redemption Price as a percentage of principal amount										104.063%
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date						$ 650,000
Issuance date/Date of agreement				Nov. 29, 2013
Fixed interest rate						7.375%
Redemption Price as a percentage of principal amount								105.531%	100.00%
2022 Notes | Indebtedness in connection with six vessels added as collateral
Debt Instrument [Line Items]
Amout used for repayment of debt						$ 123,257
2017 Notes
Debt Instrument [Line Items]
Face amount at issuance date											$ 88,000		$ 400,000
Issuance date/Date of agreement				Nov. 30, 2009
Maturity date				Nov. 01, 2017
Fixed interest rate													8.875%
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date			$ 375,000
Issuance date/Date of agreement				Apr. 22, 2014
Maturity date				May 01, 2022
Fixed interest rate			7.25%
Loss on bond extinguishment			$ 27,281
Redemption Price as a percentage of principal amount							105.438%